BORROWINGS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	NOTE 21 - BORROWINGS
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group’s borrowings consist of the following amounts as of the reporting date:

	December 31, 2023	December 31, 2022
Credit Facility (Interest rate of 8.66% and 7.42%, respectively)(a)	$159,000	$56,000
ABS I Notes (Interest rate of 5.00%)	100,898	125,864
ABS II Notes (Interest rate of 5.25%)	125,922	147,458
ABS III Notes (Interest rate of 4.875%)	274,710	319,856
ABS IV Notes (Interest rate of 4.95%)	99,951	130,144
ABS V Notes (Interest rate of 5.78%)	290,913	378,796
ABS VI Notes (Interest rate of 7.50%)	159,357	212,446
Term Loan I (Interest rate of 6.50%)	106,470	120,518
Miscellaneous, primarily for real estate, vehicles and equipment	7,627	7,084
Total borrowings	$1,324,848	$1,498,166
Less: Current portion of long-term debt	(200,822)	(271,096)
Less: Deferred financing costs	(41,123)	(48,256)
Less: Original issue discounts	(7,098)	(9,581)
Total non-current borrowings, net	$1,075,805	$1,169,233
(a)Represents the variable interest rate as of period end.
Credit Facility
The Group maintains a revolving loan facility (the “Credit Facility”) with a lending syndicate, the borrowing base for which is redetermined on a semi-annual, or as needed, basis. The Group’s wholly-owned subsidiary, DP RBL Co LLC, is the borrower under the Credit Facility. The borrowing base is primarily a function of the value of the natural gas and oil properties that collateralize the lending arrangement and will fluctuate with changes in collateral, which may occur as a result of acquisitions or through the establishment of ABS, term loan or other lending structures that result in changes to the collateral base.
In August 2022, the Group amended and restated the credit agreement governing its Credit Facility. The amendment enhanced the alignment with the Group’s stated ESG initiatives by including sustainability performance targets (“SPTs”) similar to those included in the ABS III, IV, V and VI notes, extended the maturity of the Credit Facility to August 2026. In September
2023, the Group performed its semi-annual redetermination and the borrowing base was resized to $435,000. In November
2023, the borrowing base was resized to $305,000 to reflect the movement of collateral for the issuance of the ABS VII Notes.
Refer to Note 5 for additional information regarding the ABS VII transaction.
The Credit Facility has an interest rate of SOFR plus an additional spread that ranges from 2.75% to 3.75% based on utilization.
Interest payments on the Credit Facility are paid on a monthly basis. Available borrowings under the Credit Facility were
$134,817 as of December 31, 2023 which includes the impact of $11,183 in letters of credit issued to certain vendors.
The Credit Facility contains certain customary representations and warranties and affirmative and negative covenants, including covenants relating to: maintenance of books and records; financial reporting and notification; compliance with laws;
maintenance of properties and insurance; and limitations on incurrence of indebtedness, liens, fundamental changes, international operations, asset sales, making certain debt payments and amendments, restrictive agreements, investments, restricted payments and hedging. The restricted payment provision governs the Group’s ability to make discretionary payments such as dividends, share repurchases, or other discretionary payments. DP RBL Co LLC must comply with the following restricted payments test in order to make discretionary payments (i) leverage is less than 1.5x and borrowing base availability is >25% (ii) leverage is between 1.5x and 2.0x, free cash flow must be positive and borrowing base availability must be >15% (iii) leverage is between 2.0x and 2.5x, free cash flow must be positive and borrowing base availability must be >20%
(iv) when leverage exceeds 2.5x for DP RBL Co LLC, restricted payments are prohibited.
Additional covenants require DP RBL Co LLC to maintain a ratio of total debt to EBITDAX of not more than 3.25 to 1.00 and a ratio of current assets (with certain adjustments) to current liabilities of not less than 1.00 to 1.00 as of the last day of each fiscal quarter. The fair value of the Credit Facility approximates the carrying value as of December 31, 2023.
Term Loan I
In May 2020, the Group acquired DP Bluegrass LLC (“Bluegrass”), a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to enter into a securitized financing agreement for $160,000, which was structured as a secured term loan. The
Group issued the Term Loan I at a 1% discount and used the proceeds of $158,400 to fund the 2020 Carbon and EQT acquisitions. The Term Loan I is secured by certain producing assets acquired in connection with the Carbon and EQT acquisitions.
The Term Loan I accrues interest at a stated 6.50% annual rate and has a maturity date of May 2030. Interest and principal payments on the Term Loan I are payable on a monthly basis. During the years ended December 31, 2023, 2022 and 2021, the
Group incurred $7,573, $8,643 and $9,860 in interest related to the Term Loan I, respectively. The fair value of the Term Loan I is approximately $101,706 as of December 31, 2023.
ABS I Note
In November 2019, the Group formed Diversified ABS LLC (“ABS I”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB- rated asset-backed securities for an aggregate principal amount of $200,000 at par. The ABS I Notes are secured by certain of the Group’s upstream producing Appalachian assets. Natural gas production associated with these assets was hedged at 85% at the close of the agreement with long-term derivative contracts.
Interest and principal payments on the ABS I Notes are payable on a monthly basis. During the years ended December 31,
2023, 2022 and 2021, the Group incurred $5,660, $7,110 and $8,460 of interest related to the ABS I Notes, respectively. The legal final maturity date is January 2037 with an amortizing maturity of December 2029. The ABS I Notes accrue interest at a stated 5% rate per annum. The fair value of the ABS I Notes is approximately $94,517 as of December 31, 2023.
In the event that ABS I has cash flow in excess of the required payments, ABS I is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) with respect to any payment date prior to March 1, 2030, (i) if the debt service coverage ratio (the “DSCR”) as of such payment date is greater than or equal to 1.25 to 1.00, then 25%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such payment date is less than 1.15 to 1.00, the production tracking rate for ABS I is less than 80%, or the loan to value ratio is greater than 85%, then 100%, and (b) with respect to any payment date on or after March 1, 2030, 100%. During the year ended
December 31, 2023, the Group paid $7,892 in excess cash flow payments on the ABS I Notes.
ABS II Note
In April 2020, the Group formed Diversified ABS Phase II LLC (“ABS II”), a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to issue BBB- rated asset-backed securities for an aggregate principal amount of $200,000. The ABS II Notes were issued at a 2.775% discount. The Group used the proceeds of $183,617, net of discount, capital reserve requirement, and debt issuance costs, to pay down its Credit Facility. The ABS II Notes are secured by certain of the Group’s upstream producing
Appalachian assets. Natural gas production associated with these assets was hedged at 85% at the close of the agreement with long-term derivative contracts.
The ABS II Notes accrue interest at a stated 5.25% rate per annum and have a maturity date of July 2037 with an amortizing maturity of September 2028. Interest and principal payments on the ABS II Notes are payable on a monthly basis. During the years ended December 31, 2023, 2022 and 2021, the Group incurred $8,040, $9,286 and $10,530 in interest related to the ABS
II Notes, respectively. The fair value of the ABS II Notes is approximately $119,519 as of December 31, 2023.
In the event that ABS II has cash flow in excess of the required payments, ABS II is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) (i) if the DSCR as of any payment date is less than 1.15 to 1.00, then 100%, (ii) if the DSCR as of such payment date is greater than or equal to 1.15 to 1.00 and less than 1.25 to 1.00, then 50%, or (iii) if the
DSCR as of such payment date is greater than or equal to 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS II is less than 80.0%, then 100%, else 0%; (c) if the loan-to-value ratio (“LTV”) as of such payment date is greater than 65.0%, then
100%, else 0%; (d) with respect to any payment date after July 1, 2024 and prior to July 1, 2025, if LTV is greater than 40.0%
and ABS II has executed hedging agreements for a minimum period of 30 months starting July 2026 covering production volumes of at least 85% but no more than 95% (the “Extended Hedging Condition”), then 50%, else 0%; (e) with respect to any payment date after July 1, 2025 and prior to October 1, 2025, if LTV is greater than 40.0% or ABS II has not satisfied the
Extended Hedging Condition, then 50%, else 0%; and (f) with respect to any payment date after October 1, 2025, if LTV is greater than 40.0% or ABS II has not satisfied the Extended Hedging Condition, then 100%, else 0%. During the year ended
December 31, 2023, the Group made no excess cash flow payments on the ABS II Notes.
ABS III Note
In February 2022, the Group formed Diversified ABS III LLC (“ABS III”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities for an aggregate principal amount of $365,000 at par. The ABS III Notes are secured by certain of the Group’s upstream producing, as well as certain midstream, Appalachian assets.
The ABS III Notes accrue interest at a stated 4.875% rate per annum and have a final maturity date of April 2039 with an amortizing maturity of November 2030. Interest and principal payments on the ABS III Notes are payable on a monthly basis.
During the years ended December 31, 2023 and 2022, the Group incurred $14,515 and $15,325 in interest related to the ABS III
Notes, respectively. The fair value of the ABS III Notes is approximately $250,158 as of December 31, 2023.
In the event that ABS III has cash flow in excess of the required payments, ABS III is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) (i) if the DSCR as of any payment date is greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such Payment Date is less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS III
(as described in the ABS III Indenture) is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS III is greater than 65%, then 100%, else 0%. During the year ended December 31, 2023, the Group made no excess cash flow payments on the
ABS III Notes.
ABS IV Note
In February 2022, the Group formed Diversified ABS IV LLC (“ABS IV”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities for an aggregate principal amount of $160,000 at par. The ABS IV Notes are secured by a portion of the upstream producing assets acquired in connection with the Blackbeard Acquisition.
The ABS IV Notes accrue interest at a stated 4.95% rate per annum and have a final maturity date of February 2037 with an amortizing maturity of September 2030. Interest and principal payments on the ABS IV Notes are payable on a monthly basis.
During the year ended December 31, 2023 and 2022, the Group incurred $5,703 and $6,235 in interest related to the ABS IV
Notes, respectively. The fair value of the ABS IV Notes is approximately $92,345 as of December 31, 2023.
In the event that ABS IV has cash flow in excess of the required payments, ABS IV is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) (i) if the DSCR as of any payment date is greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such Payment Date is less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS IV is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS IV is greater than 65%, then 100%, else 0%. During the year ended December 31, 2023, the Group made no excess cash flow payments on the ABS IV Notes.
ABS V Notes
In May 2022, the Group formed Diversified ABS V LLC (“ABS V”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities for an aggregate principal amount of $445,000 at par. The ABS V Notes are secured by a majority of the Group’s remaining upstream assets in Appalachia that were not securitized by previous
ABS transactions.
The ABS V Notes accrue interest at a stated 5.78% rate per annum and have a final maturity date of May 2039 with an amortizing maturity of December 2030. Interest and principal payments on the ABS V Notes are payable on a monthly basis.
During the year ended December 31, 2023 and 2022, the Group incurred $19,332 and $14,319 in interest related to the ABS V
Notes, respectively. The fair value of the ABS V Notes is approximately $274,061 as of December 31, 2023.
Based on whether certain performance metrics are achieved, ABS V is required to apply 50% to 100% of any excess cash flow to make additional principal payments. In particular, (a) (i) if the DSCR as of any payment date is greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then
50%, and (iii) if the DSCR as of such payment date is less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for
ABS V is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS V is greater than 65%, then 100%, else 0%. During the year ended December 31, 2023, the Group made no excess cash flow payments on the ABS V Notes.
ABS VI Notes
In October 2022, the Group formed Diversified ABS VI LLC (“ABS VI”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue, jointly with Oaktree, BBB+ rated asset-backed securities for an aggregate principal amount of $460,000
($235,750 to the Group, before fees, representative of its 51.25% ownership interest in the collateral assets). The ABS VI Notes were issued at a 2.63% discount and are secured primarily by the upstream assets that were jointly acquired with Oaktree in the Tapstone acquisition. The Group recorded its proportionate share of the note in its Consolidated Statement of
Financial Position.
The ABS VI Notes accrue interest at a stated 7.50% rate per annum and have a final maturity date of November 2039 with an amortizing maturity of October 2031. Interest and principal payments on the ABS VI Notes are payable on a monthly basis.
During the year ended December 31, 2023 and 2022, the Group incurred $15,433 and $3,300 in interest related to the ABS VI
Notes, respectively. The fair value of the ABS VI Notes is approximately $158,284 as of December 31, 2023.
Based on whether certain performance metrics are achieved, ABS VI is required to apply 50% to 100% of any excess cash flow to make additional principal payments. In particular, (a) (i) If the DSCR as of the applicable Payment Date is less than 1.15 to
1.00, then 100%, (ii) if the DSCR as of such Payment Date is greater than or equal to 1.15 to 1.00 and less than 1.25 to 1.00, then
50%, or (iii) if the DSCR as of such Payment Date is greater than or equal to 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS VI is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS VI is greater than 75%, then 100%, else 0%.
During the year ended December 31, 2023, the Group made no excess cash flow payments on the ABS VI Notes.
ABS VII Notes
In November 2023, the Group formed DP Lion Equity Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A and Class B asset-backed securities (collectively “ABS VII”) which are secured by certain upstream producing assets in Appalachia. The Class A Notes are rated BBB+ and were issued for an aggregate principal amount of
$142,000. The Class B Notes are rated BB- and were issued for an aggregate principal amount of $20,000.
The ABS VII Class A Notes accrue interest at a stated 8.243% rate per annum and have a final maturity date of November 2043 with an amortizing maturity of February 2034. The ABS VII Class B Notes accrue interest at a stated 12.725% rate per annum and have a final maturity date of November 2043 with an amortizing maturity of August 2032. Interest and principal payments on the ABS VII Class A and Class B Notes are payable on a monthly basis.
In December 2023, the Group divested 80% of the equity ownership in DP Lion Equity Holdco LLC to outside investors, generating cash proceeds of $30,000. The Group evaluated the remaining 20% interest in DP Lion Equity Holdco LLC and determined that the governance structure is such that the Group does not have the ability to exercise control, joint control, or significant influence over the DP Lion Equity Holdco LLC entity. Accordingly, this entity is not consolidated within the Group’s financial statements for the year ended December 31, 2023. The Group’s remaining investment in the LLC of $7,500 is accounted for at fair value in accordance with IFRS 9, Financial Instruments (“IFRS 9”).
Refer to Note 5 for additional information regarding the DP Lion Equity Holdco LLC equity sale.
Debt Covenants - ABS I, II, III, IV, V AND VI NOTES (Collectively, The “ABS Notes”) and
Term Loan I
The ABS Notes and Term Loan I are subject to a series of covenants and restrictions customary for transactions of this type, including (i) that the Issuer maintains specified reserve accounts to be used to make required interest payments in respect of the ABS Notes and Term Loan I, (ii) provisions relating to optional and mandatory prepayments and the related payment of specified amounts, including specified make-whole payments in the case of the ABS Notes and Term Loan I under certain circumstances, (iii) certain indemnification payments in the event, among other things, that the assets pledged as collateral for the ABS Notes and Term Loan I are used in stated ways defective or ineffective, (iv) covenants related to recordkeeping, access to information and similar matters, and (v) the Issuer will comply with all laws and regulations which it is subject to including ERISA, Environmental Laws, and the USA Patriot Act (ABS III-V only).
The ABS Notes and Term Loan I are also subject to customary accelerated amortization events provided for in the indenture, including events tied to failure to maintain stated debt service coverage ratios, failure to maintain certain production metrics, certain change of control and management termination events, and the failure to repay or refinance the ABS Notes and Term
Loan I on the applicable scheduled maturity date.
The ABS Notes and Term Loan I are subject to certain customary events of default, including events relating to non-payment of required interest, principal, or other amounts due on or with respect to the ABS Notes and Term Loan I, failure to comply with covenants within certain time frames, certain bankruptcy events, breaches of specified representations and warranties, failure of security interests to be effective and certain judgments.
As of December 31, 2023 the Group was in compliance with all financial covenants for the ABS Notes, Term Loan I and the
Credit Facility.
Sustainability-Linked Borrowings
CREDIT FACILITY
The Credit Facility contains three sustainability-linked performance targets (“SPTs”) which, depending on the Group’s performance thereof, may result in adjustments to the applicable margin with respect to borrowings thereunder:
—GHG Emissions Intensity: The Group’s consolidated Scope 1 emissions and Scope 2 emissions, each measured as MT CO2e per MMcfe;
—Asset Retirement Performance: The number of wells the Group successfully retires during any fiscal year; and
—TRIR Performance: The arithmetic average of the two preceding fiscal years and current period total recordable injury rate computed as the Total Number of Recordable Cases (as defined by the Occupational Safety and Health Administration)
multiplied by 200,000 and then divided by total hours worked by all employees during any fiscal year.
The goals set by the Credit Facility for each of these categories are aspirational and represent higher thresholds than the
Group has publicly set for itself. The economic repercussions of achieving or failing to achieve these thresholds, however, are relatively minor, ranging from subtracting five basis points to adding five basis points to the applicable margin level in any given fiscal year.
An independent third-party assurance provider is required to certify the Group’s performance of the SPTs.
ABS III & IV
In connection with the issuance of the ABS III & IV notes, the Group retained an independent international provider of sustainability research and services to provide and maintain a “sustainability score” with respect to Diversified Energy
Company PLC and to the extent such score is below a minimum threshold established at the time of issue of the ABS III & IV notes, the interest payable with respect to the subsequent interest accrual period will increase by five basis points. This score is not dependent on the Group meeting or exceeding any sustainability performance metrics but rather an overall assessment of the Group’s corporate sustainability profile. Further, this score is not dependent on the use of proceeds of the ABS III & IV notes and there were no such restrictions on the use of proceeds other than pursuant to the terms of the Group’s Credit
Facility. The Group informs the ABS III & IV note holders in monthly note holder statements as to any change in interest rate payable on the ABS III & IV notes as a result of the change in this sustainability score.
ABS V & VI
In addition, a “second party opinion provider” certified the terms of the ABS V & VI notes as being aligned with the framework for sustainability-linked bonds of the International Capital Markets Association (“ICMA”), applicable to bond instruments for which the financial and/or structural characteristics vary depending on whether predefined sustainability objectives, or SPTs, are achieved. The framework has five key components (1) the selection of key performance indicators (“KPIs”), (2) the calibration of SPTs, (3) variation of bond characteristics depending on whether the KPIs meet the SPTs, (4) regular reporting of the status of the KPIs and whether SPTs have been met and (5) independent verification of SPT performance by an external reviewer such as an auditor or environmental consultant. Unlike the ICMA’s framework for green bonds, its framework for sustainability-linked bonds does not require a specific use of proceeds.
The ABS V & VI notes contain two SPTs. The Group must achieve, and have certified by April 28, 2027 for ABS V and May 28,
2027 for ABS VI (1) a reduction in Scope 1 and Scope 2 GHG emissions intensity to 2.85 MT CO2e/MMcfe, and/or (2) a reduction in Scope 1 methane emissions intensity to 1.12 MT CO2e/MMcfe. For each of these SPTs that the Group fails to meet, or have certified by an external verifier that it has met, by April 28, 2027 for ABS V and May 28, 2027 for ABS VI, the interest rate payable with respect to the ABS V & VI notes will be increased by 25 basis points. In each case, an independent third-
party assurance provider will be required to certify the Group’s performance of the above SPTs by the applicable deadlines.
COMPLIANCE
As of December 31, 2023, the Group met or was in compliance with all sustainability-linked debt metrics.
Future Maturities
The following table provides a reconciliation of the Group’s future maturities of its total borrowings as of the reporting date as follows:

	December 31, 2023	December 31, 2022
Not later than one year	$200,822	$271,096
Later than one year and not later than five years	864,264	778,887
Later than five years	259,762	448,183
Total borrowings	$1,324,848	$1,498,166
Finance Costs
The following table represents the Group’s finance costs for each of the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Interest expense, net of capitalized and income amounts(a)	$117,808	$86,840	$42,370
Amortization of discount and deferred finance costs	16,358	13,903	8,191
Other	—	56	67
Total finance costs	$134,166	$100,799	$50,628
(a)Includes payments related to borrowings and leases.
Financing Activities
Reconciliation of borrowings arising from financing activities:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of period	$1,440,329	$1,010,355	$717,240
Acquired as part of a business combination	—	2,437	3,801
Sale of equity interest	(154,966)	—	—
Proceeds from borrowings	1,537,230	2,587,554	1,727,745
Repayments of borrowings	(1,547,912)	(2,139,686)	(1,436,367)
Costs incurred to secure financing	(13,776)	(34,234)	(10,255)
Amortization of discount and deferred financing costs	16,358	13,903	8,191
Cash paid for interest	(116,784)	(83,958)	(42,673)
Finance costs and other	116,148	83,958	42,673
Balance at end of period	$1,276,627	$1,440,329	$1,010,355